Related Party Transactions - Schedule of related party transactions (Details) - Affiliated Entity - Transactions With Other Affiliates Of Geveran - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Total related party transactions	$ 1,098	$ 744
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Total related party transactions	112	274
Seatankers Management Norway AS
Related Party Transaction [Line Items]
Total related party transactions	40	22
Frontline Ltd
Related Party Transaction [Line Items]
Total related party transactions	0	307
Frontline Management (Bermuda) Limited
Related Party Transaction [Line Items]
Total related party transactions	45	0
Frontline Corporate Services Ltd
Related Party Transaction [Line Items]
Total related party transactions	0	141
Frontline Management AS
Related Party Transaction [Line Items]
Total related party transactions	81	0
Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Total related party transactions	743	0
SFL Corporation Limited
Related Party Transaction [Line Items]
Total related party transactions	2	0
FS Maritime SARL
Related Party Transaction [Line Items]
Total related party transactions	$ 75	$ 0